Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (5,279,268)	$ (6,268,265)	$ (11,114,179)	$ (13,498,626)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization	99,102	100,059	199,225	203,286
Operating lease right-of-use asset	(5,138)	11,455	6,913	28,507
Accrued PIK Interest	126,252	301,515	375,629
Debt discount amortization	321,247	870,333	1,187,656	1,499,596
Share-based compensation	307,734	1,382,721	2,301,735	3,887,852
PPP Loan Forgiveness				(361,605)
Loss on conversion of convertible notes payable				290,109
Bad debt expense	106,959
Deferred offering cost write-off	848,531
Change in operating assets and liabilities:
Accounts receivable	1,759,028	1,113,987	1,121,030	(2,592,005)
Prepaid expense	87,497	(252,787)	(77,685)	38,487
Security deposit				(74,068)
Increase (decrease) in:
Accounts payable and accrued expenses	(192,254)	(678,100)	715,178	4,094,180
Total adjustments	3,458,958	2,849,183	5,829,681	7,014,339
Net cash used in operating activities	(1,820,310)	(3,419,082)	(5,284,498)	(6,484,287)
Net cash used in investing activities
Acquisition of Fixed Assets		(2,061)	(2,043)	0
Net cash used in investing activities		(2,061)	(2,043)	0
Cash flows from financing activities
Proceeds from convertible notes payable, net of cash discount	2,170,000		2,364,400	6,863,642
Payables to stockholder founders’ forgiveness			(510,000)	102,000
Forgiveness of stockholder payables		(510,000)
Proceeds from issuance of common stock pursuant to exercise of warrants		1,285,832	1,285,833	2,094,148
Deferred offering cost		(242,000)	(468,531)	(380,000)
Proceeds from issuance of stock				48
Proceeds from issuance of stock upon exercise of Employee Options			19,996	0
Net cash provided by financing activities	2,170,000	533,832	2,691,678	8,679,838
Net increase (decrease) in cash and cash equivalents	349,690	(2,887,311)	(2,594,863)	2,195,551
Cash and cash equivalents – Beginning of period	792,337	3,387,200	3,387,200	1,191,649
Cash and cash equivalents – End of period	1,142,027	499,889	792,337	3,387,200
Supplemental disclosures of non-cash flow investing and financing activities:
Deferred debt discount on convertible note payable	720,975		(324,212)	1,613,145
Conversion of convertible notes payable and accrued interest to common shares	$ 2,719,342	7,919,007	7,974,007	$ 4,339,353
Deemed Dividend from Inducement to Exercise Warrants		$ 28,600	$ 28,600